Credit Risk - Disclosure of Segments Exposure by Credit Rating (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	£ 27,565	£ 27,444
Corporate & Commercial Banking | Stage 1
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	23,105	20,703
Corporate & Commercial Banking | Stage 2
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,888	5,913
Corporate & Commercial Banking | Stage 3
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	572	828
Corporate & Commercial Banking | SME and mid corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	14,123	14,655
Corporate & Commercial Banking | Commercial Real Estate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,407	4,849
Corporate & Commercial Banking | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	8,035	7,940
Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	60,829	62,486
Corporate Centre | Stage 1
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	60,825	62,484
Corporate Centre | Stage 2
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3	2
Corporate Centre | Stage 3
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1	0
Corporate Centre | Sovereign and Supranational
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	54,987	58,466
Corporate Centre | Structured Products
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,173	1,875
Corporate Centre | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,528	1,403
Corporate Centre | Crown Dependencies
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,141	742
Internal grade 9 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	44	52
Internal grade 9 | Corporate & Commercial Banking | Stage 1
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	39	52
Internal grade 9 | Corporate & Commercial Banking | Stage 2
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5	0
Internal grade 9 | Corporate & Commercial Banking | Stage 3
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 9 | Corporate & Commercial Banking | SME and mid corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 9 | Corporate & Commercial Banking | Commercial Real Estate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 9 | Corporate & Commercial Banking | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	44	52
Internal grade 9 | Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	55,237	58,489
Internal grade 9 | Corporate Centre | Stage 1
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	55,237	58,489
Internal grade 9 | Corporate Centre | Stage 2
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 9 | Corporate Centre | Stage 3
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 9 | Corporate Centre | Sovereign and Supranational
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	53,910	57,415
Internal grade 9 | Corporate Centre | Structured Products
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	136	573
Internal grade 9 | Corporate Centre | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,191	501
Internal grade 9 | Corporate Centre | Crown Dependencies
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 8 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,366	4,746
Internal grade 8 | Corporate & Commercial Banking | Stage 1
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,364	3,809
Internal grade 8 | Corporate & Commercial Banking | Stage 2
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2	937
Internal grade 8 | Corporate & Commercial Banking | Stage 3
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 8 | Corporate & Commercial Banking | SME and mid corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	336	659
Internal grade 8 | Corporate & Commercial Banking | Commercial Real Estate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2	126
Internal grade 8 | Corporate & Commercial Banking | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,028	3,961
Internal grade 8 | Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,915	2,649
Internal grade 8 | Corporate Centre | Stage 1
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,915	2,649
Internal grade 8 | Corporate Centre | Stage 2
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 8 | Corporate Centre | Stage 3
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 8 | Corporate Centre | Sovereign and Supranational
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,077	1,051
Internal grade 8 | Corporate Centre | Structured Products
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,162	1,064
Internal grade 8 | Corporate Centre | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	676	534
Internal grade 8 | Corporate Centre | Crown Dependencies
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 7 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,990	4,610
Internal grade 7 | Corporate & Commercial Banking | Stage 1
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,944	4,359
Internal grade 7 | Corporate & Commercial Banking | Stage 2
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	46	251
Internal grade 7 | Corporate & Commercial Banking | Stage 3
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 7 | Corporate & Commercial Banking | SME and mid corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	923	714
Internal grade 7 | Corporate & Commercial Banking | Commercial Real Estate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	111	137
Internal grade 7 | Corporate & Commercial Banking | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,956	3,759
Internal grade 7 | Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,510	558
Internal grade 7 | Corporate Centre | Stage 1
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,510	558
Internal grade 7 | Corporate Centre | Stage 2
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 7 | Corporate Centre | Stage 3
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 7 | Corporate Centre | Sovereign and Supranational
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 7 | Corporate Centre | Structured Products
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	875	197
Internal grade 7 | Corporate Centre | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	635	361
Internal grade 7 | Corporate Centre | Crown Dependencies
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 6 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,391	3,877
Internal grade 6 | Corporate & Commercial Banking | Stage 1
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,202	3,604
Internal grade 6 | Corporate & Commercial Banking | Stage 2
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	189	239
Internal grade 6 | Corporate & Commercial Banking | Stage 3
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	34
Internal grade 6 | Corporate & Commercial Banking | SME and mid corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,341	2,397
Internal grade 6 | Corporate & Commercial Banking | Commercial Real Estate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,044	1,471
Internal grade 6 | Corporate & Commercial Banking | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	6	9
Internal grade 6 | Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	26	48
Internal grade 6 | Corporate Centre | Stage 1
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	26	48
Internal grade 6 | Corporate Centre | Stage 2
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 6 | Corporate Centre | Stage 3
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 6 | Corporate Centre | Sovereign and Supranational
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 6 | Corporate Centre | Structured Products
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	41
Internal grade 6 | Corporate Centre | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	26	7
Internal grade 6 | Corporate Centre | Crown Dependencies
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 5 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,427	5,295
Internal grade 5 | Corporate & Commercial Banking | Stage 1
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,773	4,192
Internal grade 5 | Corporate & Commercial Banking | Stage 2
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	654	1,086
Internal grade 5 | Corporate & Commercial Banking | Stage 3
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	17
Internal grade 5 | Corporate & Commercial Banking | SME and mid corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,299	3,067
Internal grade 5 | Corporate & Commercial Banking | Commercial Real Estate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,128	2,228
Internal grade 5 | Corporate & Commercial Banking | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 5 | Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 5 | Corporate Centre | Stage 1
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 5 | Corporate Centre | Stage 2
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 5 | Corporate Centre | Stage 3
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 5 | Corporate Centre | Sovereign and Supranational
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 5 | Corporate Centre | Structured Products
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Internal grade 5 | Corporate Centre | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 5 | Corporate Centre | Crown Dependencies
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 4 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	6,263	6,236
Internal grade 4 | Corporate & Commercial Banking | Stage 1
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,289	4,138
Internal grade 4 | Corporate & Commercial Banking | Stage 2
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,974	2,005
Internal grade 4 | Corporate & Commercial Banking | Stage 3
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	93
Internal grade 4 | Corporate & Commercial Banking | SME and mid corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,327	5,545
Internal grade 4 | Corporate & Commercial Banking | Commercial Real Estate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	936	638
Internal grade 4 | Corporate & Commercial Banking | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	53
Internal grade 4 | Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 4 | Corporate Centre | Stage 1
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 4 | Corporate Centre | Stage 2
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 4 | Corporate Centre | Stage 3
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 4 | Corporate Centre | Sovereign and Supranational
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 4 | Corporate Centre | Structured Products
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Internal grade 4 | Corporate Centre | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 4 | Corporate Centre | Crown Dependencies
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 3 to 1 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,976	2,456
Internal grade 3 to 1 | Corporate & Commercial Banking | Stage 1
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	386	380
Internal grade 3 to 1 | Corporate & Commercial Banking | Stage 2
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,018	1,509
Internal grade 3 to 1 | Corporate & Commercial Banking | Stage 3
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	572	567
Internal grade 3 to 1 | Corporate & Commercial Banking | SME and mid corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,791	2,207
Internal grade 3 to 1 | Corporate & Commercial Banking | Commercial Real Estate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	185	249
Internal grade 3 to 1 | Corporate & Commercial Banking | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 3 to 1 | Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 3 to 1 | Corporate Centre | Stage 1
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 3 to 1 | Corporate Centre | Stage 2
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 3 to 1 | Corporate Centre | Stage 3
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 3 to 1 | Corporate Centre | Sovereign and Supranational
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 3 to 1 | Corporate Centre | Structured Products
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Internal grade 3 to 1 | Corporate Centre | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 3 to 1 | Corporate Centre | Crown Dependencies
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Other | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	108	172
Other | Corporate & Commercial Banking | Stage 1
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	108	169
Other | Corporate & Commercial Banking | Stage 2
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	(114)
Other | Corporate & Commercial Banking | Stage 3
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	117
Other | Corporate & Commercial Banking | SME and mid corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	106	66
Other | Corporate & Commercial Banking | Commercial Real Estate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1	0
Other | Corporate & Commercial Banking | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1	106
Other | Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,141	742
Other | Corporate Centre | Stage 1
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,137	740
Other | Corporate Centre | Stage 2
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3	2
Other | Corporate Centre | Stage 3
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1	0
Other | Corporate Centre | Sovereign and Supranational
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Other | Corporate Centre | Structured Products
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Other | Corporate Centre | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Other | Corporate Centre | Crown Dependencies
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	£ 1,141	£ 742